UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5652
DREYFUS MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--157.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--6.7%
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.75	2/1/09	7,500,000 a	7,791,075
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA)	5.88	9/1/10	4,620,000 a	4,987,429
Alaska--3.7%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.05	6/1/39	6,845,000	6,941,514
Arizona--1.0%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	1,874,420
Arkansas--1.5%
Independence County,
PCR (Entergy Arkansas, Inc.
Project)	5.00	1/1/21	3,000,000	2,841,960
California--15.2%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000	5,055,800
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,951,210
California Educational Facilities
Authority, Revenue (Mills
College)	5.00	9/1/34	2,000,000	1,970,880
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,658,850
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	2,500,000	2,321,425
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,863,376
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,455,000 a	1,582,371
Chabot-Las Positas Community
College District, GO (Insured;

AMBAC)	0.00	8/1/32	6,000,000	1,642,500
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	3,000,000 a	3,615,420
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,500,000	3,290,595
Colorado--9.2%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,112,263
Colorado Springs,
HR	6.38	12/15/30	2,890,000	3,012,709
University of Northern Colorado
Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.00	6/1/35	11,000,000 b,c	11,416,900
District of Columbia--1.4%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/09	1,605,000 a	1,690,755
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	475,000	494,371
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	500,000	508,735
Florida--1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	31,724
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,508,690
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	1,110,746
Illinois--11.7%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 a	3,985,770
Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 a	340,710
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	55,000	55,142
Illinois Finance Authority,
Revenue (Sherman Health

Systems)	5.50	8/1/37	2,000,000	1,922,320
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,272,526
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,455,280
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 a	2,165,540
Indiana--2.6%
Anderson,
EDR and Improvement Bonds
(Anderson University Project)	5.00	10/1/32	2,450,000	2,237,389
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	2,500,000 a	2,729,150
Iowa--.6%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	5.00	6/1/47	1,275,000	1,128,413
Maryland--5.1%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	5.63	6/1/13	2,000,000 a	2,229,600
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,375,340
Massachusetts--6.4%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,849,640
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	530,000 a	588,809
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	2,045,924
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,500,000	2,393,975
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,246,779
Michigan--3.6%

Hancock Hospital Finance
Authority, Mortgage Revenue
(Portgage Health) (Insured;
MBIA)	5.45	8/1/08	2,175,000 a	2,202,296
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,685,000	4,559,161
Minnesota--1.4%
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,655,781
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	83,773
Mississippi--3.2%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	5,999,340
Missouri--4.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,328,975
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	2,500,000	2,531,900
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,735,275
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	140,000	141,723
Nevada--2.2%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,224,080
New Jersey--3.5%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,529,677
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	5,000,000	5,091,450
New Mexico--2.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	3,007,860

New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,400,000	1,421,308
New York--.8%
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/27	1,500,000	1,537,440
North Carolina--3.0%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Company
Project)	5.75	8/1/35	1,500,000	1,415,640
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/26	3,000,000	3,008,520
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,185,000	1,200,606
Ohio--10.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	8,000,000	8,223,280
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,217,900
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	35,000	35,342
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	4,090,000	4,401,658
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000	1,919,040
Oklahoma--1.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/09	1,875,000 a	1,954,781
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	625,000	644,494
Oregon--2.7%
Oregon Department of
Transportation, Highway User
Tax Revenue	5.00	11/15/28	5,000,000	5,204,600
Pennsylvania--6.3%
Pennsylvania Economic Development
Financing Authority, RRR

(Northampton Generating
Project)	6.60	1/1/19	3,500,000	3,501,470
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/11	5,995,000 a	6,634,846
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	1,813,020
Rhode Island--1.2%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity
Revenue	4.70	10/1/32	2,405,000	2,220,537
South Carolina--10.7%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	4,927,650
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,630,650
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,524,115
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	2,500,000	2,484,875
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/28	2,900,000	2,948,256
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	3,762,975
Tennessee--2.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	2,000,000	1,964,700
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	2,700,000	2,612,925
Texas--11.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	1,600,000	1,588,000

Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,734,625
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,948,844
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	1,400,550
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corporation
Project)	5.65	12/1/22	4,500,000	4,614,435
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,175,980
Utah--.1%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	170,000	173,975
Vermont--1.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,636,950
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	445,000	450,932
Washington--2.8%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,243,450
West Virginia--1.3%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	2,426,525
Wisconsin--5.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,621,700
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	4,909,778
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	1,921,280
Wyoming--.7%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	1,422,795
U.S. Related--9.7%

Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	8,000,000 b,c	8,157,200
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	10,000,000 b,c	10,196,500
Total Long-Term Municipal Investments
(cost $290,231,112)				299,223,463
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.5%
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.48	1/1/08	960,000 d	960,000
Texas--.1%
Harris County Health Facilities
Development Corporation,
Special Facilities Revenue
(Texas Medical Center Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.53	1/1/08	200,000 d	200,000
Total Short-Term Municipal Investments
(cost $1,160,000)				1,160,000
Total Investments (cost $291,391,112)			158.3%	300,383,463
Liabilities, Less Cash and Receivables			(5.6%)	(10,674,338)
Preferred Stock, at redemption value			(52.7%)	(100,000,000)
Net Assets Applicable
to Common Shareholders			100.0%	189,709,125

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $29,770,600 or 15.7% of net assets applicable to Common Shareholders.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME FUND, INC.
By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)